LEASES - Narrative (Details)	Mar. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	5 years 1 month 6 days
Operating lease, weighted average discount rate	11.16%
Finance lease, weighted average remaining lease term	2 years 1 month 6 days
Finance lease, weighted average discount rate	8.84%
Minimum
Lessee, Lease, Description [Line Items]
Finance lease term of contract	3 years
Maximum
Lessee, Lease, Description [Line Items]
Finance lease term of contract	6 years